Restructuring charges - Schedule of Cost Information Related to Restructuring Plans That Have Not Been Completed (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	$ 93.6
Incurred to date costs	91.9	$ 86.4
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	56.7
Incurred to date costs	56.7	53.8
Facility Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	27.8
Incurred to date costs	26.1	23.3
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	9.1
Incurred to date costs	9.1	9.3
Operating Segments [Member] | USA [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	42.1
Incurred to date costs	40.4	38.1
Operating Segments [Member] | Canada [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	5.7
Incurred to date costs	5.7	5.2
Operating Segments [Member] | EMEA [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	32.8
Incurred to date costs	32.8	31.9
Operating Segments [Member] | Rest Of World [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	6.4
Incurred to date costs	6.4	4.6
Operating Segments [Member] | Employee Termination Costs [Member] | USA [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	16.5
Incurred to date costs	16.5	16.8
Operating Segments [Member] | Employee Termination Costs [Member] | Canada [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	5.7
Incurred to date costs	5.7	5.2
Operating Segments [Member] | Employee Termination Costs [Member] | EMEA [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	22.5
Incurred to date costs	22.5	21.6
Operating Segments [Member] | Employee Termination Costs [Member] | Rest Of World [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	6.2
Incurred to date costs	6.2	4.4
Operating Segments [Member] | Facility Exit Costs [Member] | USA [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	23.9
Incurred to date costs	22.2	19.6
Operating Segments [Member] | Facility Exit Costs [Member] | Canada [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	0.0
Incurred to date costs	0.0	0.0
Operating Segments [Member] | Facility Exit Costs [Member] | EMEA [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	3.7
Incurred to date costs	3.7	3.5
Operating Segments [Member] | Facility Exit Costs [Member] | Rest Of World [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	0.2
Incurred to date costs	0.2	0.2
Operating Segments [Member] | Other Exit Costs [Member] | USA [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	1.7
Incurred to date costs	1.7	1.7
Operating Segments [Member] | Other Exit Costs [Member] | Canada [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	0.0
Incurred to date costs	0.0	0.0
Operating Segments [Member] | Other Exit Costs [Member] | EMEA [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	6.6
Incurred to date costs	6.6	6.8
Operating Segments [Member] | Other Exit Costs [Member] | Rest Of World [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	0.0
Incurred to date costs	0.0	0.0
Other [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	6.6
Incurred to date costs	6.6	6.6
Other [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	5.8
Incurred to date costs	5.8	5.8
Other [Member] | Facility Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	0.0
Incurred to date costs	0.0	0.0
Other [Member] | Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Anticipated total costs	0.8
Incurred to date costs	$ 0.8	$ 0.8